Consolidated statements of financial position DKK in Thousands, $ in Millions	Dec. 31, 2017 DKK	Dec. 31, 2016 DKK
Non-current assets
Plant and machinery	DKK 14,855	DKK 12,081
Other fixtures and fittings, tools and equipment	953	1,154
Leasehold improvements	304	408
Deposits	2,729	2,690
Restricted cash	5,892	305,120
Other investments	9,312	0
Total non-current assets	34,045	321,453
Current assets
Trade receivables	21,632	11,510
Prepaid expenses	7,253	13,837
Income tax receivable	5,500	5,500
Other receivables	4,979	5,379
Securities	75,111	0
Restricted cash	0	13,617
Cash and cash equivalents	588,718	323,330
Total current assets	703,193	373,173
Total assets	737,238	694,626
Liabilities and equity
Share capital	30,751	26,142
Share premium	1,959,199	1,441,263
Retained (losses)	(1,461,482)	(1,189,211)
Equity	528,468	278,194
Royalty bond	132,986	328,878
Non-current liabilities	132,986	328,878
Trade payables	29,428	19,739
Royalty bond	2,748	3,365
Other liabilities	43,608	64,450
Current liabilities	75,784	87,554
Total liabilities	208,770	416,432
Total equity and liabilities	DKK 737,238	DKK 694,626